Consolidated Statements of Equity (Parenthetical)	1 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Equity [Abstract]
Common stock, dividend rate (in hundredths)	10.00%	10.00%	10.00%	10.00%
Preferred stock, dividend rate (in hundredths)			5.00%	5.00%